Offerings - Offering: 1	Sep. 04, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	1,650,000	[1]
Proposed Maximum Offering Price per Unit | $ / shares	494.64	[2]
Maximum Aggregate Offering Price	$ 816,156,000	[2]
Fee Rate	0.01531%
Amount of Registration Fee	$ 124,953.48
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (the “Registration Statement”) shall also cover any additional shares of the Registrant’s common stock, no par value (the “Common Stock”) that becomes issuable under the Casey’s General Stores, Inc. 2025 Stock Incentive Plan, by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.

[1]	Covers 1,650,000 shares of the Registrant’s Common Stock, which are issuable pursuant to the Casey’s General Stores, Inc. 2025 Stock Incentive Plan.
[2]	Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $494.64, the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Global Select Market on September 2, 2025, which date is within five business days prior to the filing of this Registration Statement.